Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 5 – Financial Instruments

The following table sets out the financial instruments as at the end of the reporting period:

	December 31, 2024	December 31, 2023
	EUR	EUR
Financial assets
Cash	1,531,994	2,293,518
Trade and other receivables – outside parties	889,022	553,750
Trade and other receivables – related parties	152,822	11,433
Total	2,573,838	2,858,701

Financial liabilities
Trade and other payables – outside parties	4,374,689	3,486,537
Trade and other payables – related parties	260,004	181,507
Deferred revenue	291,141	481,912
Loan payable – outside parties	221,963	325,202
Loan payable – related party	76,554	98,539
Lease liabilities	565,026	708,922
	5,789,377	5,282,619